CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 26, 2020	Dec. 28, 2019
Hman Group holdings Inc and subsidiaries
Current assets:
Cash and cash equivalents	$ 21,520,000	$ 19,973,000
Accounts receivable, net of allowances of $2,395 ($1,891 - 2019)	121,228,000	88,374,000
Inventories, net	391,679,000	323,496,000
Other current assets	19,280,000	8,828,000
Total current assets	553,707,000	440,671,000
Property and equipment, net of accumulated depreciation of $236,031 ($179,791 - 2019)	182,674,000	205,160,000
Goodwill	816,200,000	815,850,000
Other intangibles, net of accumulated amortization of $291,434 ($232,060 - 2019)	825,966,000	882,430,000
Operating lease right of use assets	76,820,000	81,613,000
Defered tax asset	2,075,000	702,000
Other assets	11,176,000	11,557,000
Total assets	2,468,618,000	2,437,983,000
Current liabilities:
Accounts payable	201,461,000	125,042,000
Current portion of long term debt and capital leases	11,481,000	11,358,000
Current portion of operating lease liabilities	12,168,000	11,459,000
Accrued expenses:
Salaries and wages	29,800,000	12,937,000
Pricing allowances	6,422,000	6,553,000
Income and other taxes	5,986,000	5,248,000
Interest	12,988,000	14,726,000
Other accrued expenses	31,605,000	21,545,000
Total current liabilities	311,911,000	208,868,000
Long-term debt	1,535,508,000	1,584,289,000
Deferred tax liabilities	156,118,000	164,343,000
Operating lease liabilities	68,934,000	73,227,000
Other non-current liabilities	31,560,000	33,287,000
Total liabilities	2,104,031,000	2,064,014,000
Commitments and contingencies (Note 5)
Stockholder's Equity:
Preferred stock, $0.0001 par value, 1,000,000 authorized, no shares issued or outstanding	0	0
Common stock	5,000	5,000
Treasury stock at cost, 4,740 shares at December 26, 2020 and December 28, 2019	(4,320,000)	(4,320,000)
Additional paid-in capital	570,139,000	557,674,000
Accumulated deficit	(171,849,000)	(147,350,000)
Accumulated other comprehensive loss	(29,388,000)	(32,040,000)
Total stockholder's equity	364,587,000	373,969,000
Total liabilities and stockholder's equity	$ 2,468,618,000	$ 2,437,983,000